Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Cash flows from operating activities:
Net income		$ 4,345	$ 5,586	$ 1,884	$ 7,080
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of plant and equipment		3,625	4,661	4,236	3,729
Depreciation of right-of-use assets		924	1,188	891	396
(Gain)/Loss on disposal of plant and equipment		23	30	126	(761)
Gain on de-recognition of right-of-use assets					(51)
Reversal of allowance for inventories obsolescence				(19)
Change in working capital:
Accounts receivable		821	1,056	5,440	(9,395)
Contract assets		(61)	(79)	2,784	(2,784)
Inventories	[1]	8,889	11,430	(8,891)	867
Related parties		1,199	1,542	(1,087)	(2,024)
Accounts payable and accrued liabilities		(503)	(647)	(605)	(3,383)
Income tax payable		673	866	(181)	(219)
Deferred tax liabilities		463	596	431	725
Net cash provided by operating activities		20,398	26,229	5,009	(5,820)
Cash flows from investing activities:
Proceeds from disposal of plant and equipment		37	47	3,405	8,896
Repayment from finance lease receivables		490	630	675	349
Purchase of plant and equipment	[1]	(13,377)	(17,201)	(12,817)	(12,382)
Net cash used in investing activities		(12,850)	(16,524)	(8,737)	(3,137)
Cash flows from financing activities:
Proceeds from bank borrowings		3,113	4,003	14,654	14,668
Deferred IPO expenses		(1,117)	(1,436)	(705)	(1,196)
Repayment of bank borrowings				(266)	(266)
Principal repayment of lease liabilities		(7,229)	(9,296)	(10,741)	(7,482)
Proceed from issuance of new shares		6,402	8,232
Payment of deferred financing costs		(941)	(1,210)	(868)	(405)
Net cash provided by financing activities		228	293	2,074	5,319
Effect on exchange rate change on cash and cash equivalents		31
Net change in cash and cash equivalent		7,807	9,998	(1,654)	(3,638)
BEGINNING OF PERIOD		502	686	2,340	5,978
END OF PERIOD		8,309	10,684	686	2,340
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes		89	115	481	540
Cash paid for interest		684	880	949	822
Cash received from finance lease receivable interest		(206)	(265)	(621)	(34)
Operating lease asset obtained in exchange for operating lease obligations				$ 2,082

[1]	There is a transfer of S$9.6 million (2024: S$7.9 million) from plant and equipment to inventories.